UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-09347

Name of Registrant:	Columbia Funds Master Investment Trust, LLC

Address of Principal Executive Offices:	225 Franklin Street Boston, Massachusetts 02110

Name and address of agent of service:	Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110

Registrant’s telephone number including area code:	612-671-4321

Date of fiscal year end:	2/28

Date of reporting period:	07/01/2013 – 06/30/2014*

The following Fund changed its structure during the period.

Fund Name	Date of Change
Columbia International Value Master Portfolio	December 16, 2013	The Portfolio, a master fund, collapsed into its former feeder fund, Columbia International Value Fund, a series of Columbia Funds Series Trust.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09347

Reporting Period: 07/01/2013 - 06/30/2014

Columbia Funds Master Investment Trust, LLC

Item 1. Proxy Voting Record

================ Columbia International Value Master Portfolio =================

ARNEST ONE CORP.

Ticker:       8895           Security ID:  J0197M104

Meeting Date: AUG 30, 2013   Meeting Type: Special

Record Date:  JUL 13, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Formation of Joint Holding      For       For          Management

      Company with HAJIME CONSTRUCTION, Iida

      Home Max, Touei Housing, TACT HOME and

      ID Home

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AUSGROUP LTD.

Ticker:       5GJ            Security ID:  Y0483E108

Meeting Date: AUG 22, 2013   Meeting Type: Special

Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Sale by AusGroup Singapore Pte. For       For          Management

       Ltd. of the Property to Boustead

      Trustees Pte. Ltd. and Related

      Transactions

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AUSGROUP LTD.

Ticker:       5GJ            Security ID:  Y0483E108

Meeting Date: OCT 17, 2013   Meeting Type: Annual

Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Adopt Financial Statements and          For       For          Management

      Directors' and Auditors' Reports

2     Approve Directors' Fees                 For       For          Management

3     Reelect Barry Alfred Carson as Director For       Against      Management

4     Reelect Chew Kia Ngee as Director       For       For          Management

5     Reelect Damien Marian O'Reilly as       For       For          Management

      Director

6     Reappoint PricewaterhouseCoopers LLP    For       For          Management

      as Auditors and Authorize Board to Fix

      Their Remuneration

7     Approve Issuance of Equity or           For       For          Management

      Equity-Linked Securities with or

      without Preemptive Rights

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COMMONWEALTH BANK OF AUSTRALIA

Ticker:       CBA            Security ID:  Q26915100

Meeting Date: NOV 08, 2013   Meeting Type: Annual

Record Date:  NOV 06, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

2a    Elect John Anderson as Director         For       For          Management

2b    Elect Brian Long as Director            For       For          Management

2c    Elect Jane Hemstritch as Director       For       For          Management

3     Approve the Remuneration Report         For       For          Management

4     Approve the Grant of Up to 62,966       For       For          Management

      Reward Rights to Ian Mark Narev, Chief

      Executive Officer and Managing

      Director of the Company

5a    Approve the Selective Buy-Back          For       For          Management

      Agreements

5b    Approve the Selective Reduction of      For       For          Management

      Capital

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CYBERAGENT, INC.

Ticker:       4751           Security ID:  J1046G108

Meeting Date: DEC 13, 2013   Meeting Type: Annual

Record Date:  SEP 30, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Allocation of Income, with a    For       For          Management

      Final Dividend of JPY 3500

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DR.CI:LABO CO., LTD.

Ticker:       4924           Security ID:  J12459103

Meeting Date: OCT 22, 2013   Meeting Type: Annual

Record Date:  JUL 31, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Allocation of Income, with a    For       For          Management

      Final Dividend of JPY 8000

2     Amend Articles To Reflect Stock         For       For          Management

      Exchange Mandate to Consolidate

      Trading Units

3.1   Elect Director Ishihara, Tomomi         For       For          Management

3.2   Elect Director Shirono, Yoshinori       For       Against      Management

3.3   Elect Director Kambe, Satoshi           For       For          Management

3.4   Elect Director Kosugi, Hiroyuki         For       For          Management

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INTERMEDIATE CAPITAL GROUP PLC

Ticker:       ICP            Security ID:  G4807D101

Meeting Date: JUL 17, 2013   Meeting Type: Annual

Record Date:  JUL 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Accept Financial Statements and         For       For          Management

      Statutory Reports

2     Approve Remuneration Report             For       Against      Management

3     Approve Final Dividend                  For       For          Management

4     Reappoint Deloitte LLP as Auditors      For       For          Management

5     Authorise Board to Fix Remuneration of  For       For          Management

      Auditors

6     Elect Kim Wahl as Director              For       For          Management

7     Elect Lindsey McMurray as Director      For       For          Management

8     Re-elect Justin Dowley as Director      For       For          Management

9     Re-elect Peter Gibbs as Director        For       For          Management

10    Re-elect Kevin Parry as Director        For       For          Management

11    Re-elect Christophe Evain as Director   For       For          Management

12    Re-elect Philip Keller as Director      For       For          Management

13    Re-elect Benoit Durteste as Director    For       For          Management

14    Authorise Issue of Equity with          For       For          Management

      Pre-emptive Rights

15    Authorise Issue of Equity without       For       For          Management

      Pre-emptive Rights

16    Authorise Market Purchase of Ordinary   For       For          Management

      Shares

17    Authorise the Company to Call EGM with  For       Against      Management

      Two Weeks' Notice

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LANCASHIRE HOLDINGS LTD

Ticker:       LRE            Security ID:  G5361W104

Meeting Date: SEP 05, 2013   Meeting Type: Special

Record Date:  AUG 02, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Acquisition of Cathedral        For       For          Management

      Capital Limited

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MACMAHON HOLDINGS LTD.

Ticker:       MAH            Security ID:  Q56970132

Meeting Date: NOV 15, 2013   Meeting Type: Annual

Record Date:  NOV 13, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve the Remuneration Report         For       For          Management

2     Elect Charles Roland Giles Everist as   For       For          Management

      Director

3     Elect James Allan Walker as Director    For       For          Management

4     Approve the Grant of Up to 6.23         For       For          Management

      Million Performance Rights to Ross

      Anthony Carroll, Managing Director and

      Chief Executive Officer of the Company

5     Approve Spill Resolution                Against   Against      Management

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VODAFONE GROUP PLC

Ticker:       VOD            Security ID:  G93882135

Meeting Date: JUL 23, 2013   Meeting Type: Annual

Record Date:  JUL 19, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Accept Financial Statements and         For       For          Management

      Statutory Reports

2     Re-elect Gerard Kleisterlee as Director For       For          Management

3     Re-elect Vittorio Colao as Director     For       For          Management

4     Re-elect Andy Halford as Director       For       For          Management

5     Re-elect Stephen Pusey as Director      For       For          Management

6     Re-elect Renee James as Director        For       For          Management

7     Re-elect Alan Jebson as Director        For       For          Management

8     Re-elect Samuel Jonah as Director       For       For          Management

9     Elect Omid Kordestani as Director       For       For          Management

10    Re-elect Nick Land as Director          For       For          Management

11    Re-elect Anne Lauvergeon as Director    For       For          Management

12    Re-elect Luc Vandevelde as Director     For       For          Management

13    Re-elect Anthony Watson as Director     For       For          Management

14    Re-elect Philip Yea as Director         For       For          Management

15    Approve Final Dividend                  For       For          Management

16    Approve Remuneration Report             For       For          Management

17    Reappoint Deloitte LLP as Auditors      For       For          Management

18    Authorise the Audit and Risk Committee  For       For          Management

      to Fix Remuneration of Auditors

19    Authorise Issue of Equity with          For       For          Management

      Pre-emptive Rights

20    Authorise Issue of Equity without       For       For          Management

      Pre-emptive Rights

21    Authorise Market Purchase of Ordinary   For       For          Management

      Shares

22    Authorise EU Political Donations and    For       For          Management

      Expenditure

23    Authorise the Company to Call EGM with  For       Against      Management

      Two Weeks' Notice

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WESTPAC BANKING CORPORATION

Ticker:       WBC            Security ID:  Q97417101

Meeting Date: DEC 13, 2013   Meeting Type: Annual

Record Date:  DEC 11, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

2     Approve the Remuneration Report         For       For          Management

3     Approve the Grant of Shares and         For       For          Management

      Performance Share Rights to Gail

      Patricia Kelly, Managing Director and

      Chief Executive Officer of the Company

4a    Approve the Selective Buy-Back of       For       For          Management

      Westpac Stapled Preferred Securities

      on Mandatory Conversion Date

4b    Approve the Selective Buy-Back of       For       For          Management

      Westpac Stapled Preferred Securities

      Before Mandatory Conversion Date

5a    Elect Elizabeth Bryan as Director       For       For          Management

5b    Elect Peter Hawkins as Director         For       For          Management

5c    Elect Ewen Crouch as Director           For       For          Management

5d    Elect Peter Marriott as Director        For       For          Management

6     Elect David Barrow as Director          Against   Against      Shareholder

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XCHANGING PLC

Ticker:       XCH            Security ID:  G9826X103

Meeting Date: JUL 26, 2013   Meeting Type: Special

Record Date:  JUL 24, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Disposal by Xchanging Holdco    For       For          Management

      No.3 Limited of Its Shares in

      Xchanging etb GmbH to Deutsche Bank AG

      and the FDB Indemnity

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Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'None' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

Any ballot marked as 'Take No Action' is neither a vote cast for or against management and 'None' is used to represent this.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Master Investment Trust, LLC

By (Signature and Title)*	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Date:	August 20, 2014

* Print the name and title of each signing officer under his or her signature.